WEBs ETF Trust

WEBs Utilities XLU Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.0%
United States – 50.0%
State Street Utilities Select Sector SPDR ETF(1)	2,978	$132,074
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $126,639)		132,074

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 47.1%
Time Deposits –47.1%
Citibank, New York, 2.98% 08/03/2026	$124,278	124,278
TOTAL SHORT-TERM INVESTMENTS
(Cost - $124,278)		124,278

TOTAL INVESTMENTS – 97.1%
(Cost - $250,917)		256,352
OTHER ASSETS LESS LIABILITIES – 2.9%		7,784
NET ASSETS – 100.0%		$264,136

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo State Street Utilities Select Sector SPDR ETF	USONFFE + 1.00%	Varies(2)	USD	267	08/25/2026	$7,982

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate